UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2009

	Shares	Value

Corporate Bond Trust Certificates - 39.39%

Direct Trust Certificates - 22.19%
Ameriprise Financial SR NT 7.75%	12,000	297,000
BAC Capital Trust III - 7.0%	12,000	255,480
Bank One Cap VI - 7.20%	10,000	247,600
Comcast Corp SR NT 7.00%	8,000	199,920
Energy Texas, Inc Mtge Bd - 7.875%	10,000	270,000
FLP Group Cap Inc - DEBSER F - 8.75%	8,500	241,655
General Electric Capital - 6.625%	28,000	696,920
Keycorp Cap X 8.0%	12,000	269,040
MBNA Capital D - 8.125%	15,000	344,700
Merrill Lynch - 7.0%	15,000	292,800
PNC Capital Trust E 7.75%	12,000	299,520
Prudential Finl Inflation Linked Retail Medium Term Note	7,900	146,545
Viacom 6.85%	15,000	350,400
		3,911,580

Third Party Trust Certificates - 17.2%
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	25,000	640,000
Corporate-Backed Trust FedEx - 7.75%	45,000	464,400
Corporate-Backed Trust Verizon - 7.625%	26,500	679,460
CorTS Trust II BellSouth - 7.0%	21,000	488,250
CorTS Trust Disney - 6.875%	23,500	605,125
Preferredplus Trust Goldman Sachs - 6.0%	7,000	153,720
		3,030,955

Total Corporate Bond Trust Certificates (Cost $6,973,757)		6,942,535

Convertible Preferred Securities - 3.62%
Chesapake Energy Corp 4.5%	5,000	416,850
HRPT Properties Trust - 6.5%, Conv Pfd, Series D	12,000	222,000
Total Preferred Stocks (Cost $421,742)		638,850

Investment Companies - 38.64%

Closed-End Income Funds - 25.77%
John Hancock Patriot Select Dividend	100,000	977,000
MFS Charter Income	65,000	585,000
MFS Multimarket Income	40,000	253,200
Montgomery Street Income	50,000	750,500
Reaves Utility Income	45,000	706,500
Rivus Bond Fund	7,000	112,490
Strategic Global Income	53,500	561,750
Western Asset Claymore Inflation-Linked Opportunity & Income	50,000	594,500
		4,540,940
Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
September 30, 2009
	Shares	Value

Closed-End Funds, Senior Securities - 12.37%
Gabelli Dividend & Income - 5.875%	27,500	666,325
Gabelli Global Deal FD Preferred Ser A	10,000	529,000
Royce Value - 5.90%	27,000	661,230
Tennessee Valley Auth Putable Automatic Rate Series D 6.75%	12,000	324,240
		2,180,795

TOTAL INVESTMENT COMPANIES (Cost $5,904,803)		6,721,735

REIT Preferred Shares - 14.57%
Duke Realty Corp - 8.375%	12,000	291,240
Equity Residential - 6.48%	29,000	607,550
Kimco Realty - 6.650%, Series F	21,500	456,445
Prologis Trust G - 6.750%, Series G	26,000	513,240
Public Storage - 7.5%, Series V	19,500	486,330
Public Storage - 6.45%, Series X	10,000	213,700
TOTAL REIT PREFERRED SHARES (Cost $2,781,082)		2,568,505

Money Market Securities - 4.64%
First American Government Obligations -
Class Y, 0.00% (a)	817,217	817,217

TOTAL INVESTMENTS (Cost $16,898,602) - 100.37%		17,688,842

Other Assets Less Liabilities- -0.37%		(64,742)

TOTAL NET ASSETS - 100%		$ 17,624,099

(a) Variable rate security; the coupon rate shown represents the rate on September 30, 2009.

Ancora Equity Fund
Schedule of Investments
September 30, 2009

	Shares	Value
Common Stocks - 69.45%

Energy - 14.53%
Apache	5,000	459,150
NRG Energy	15,000	422,850
NV Energy	15,000	173,850
Spectra Energy	17,000	321,980
		1,377,830

Entertainment & Media - 2.90%
Walt Disney	10,000	274,600
		274,600

Financial Services - 11.77%
Ameriprise	10,000	363,300
Cincinnati Financial Corp.	12,000	311,880
KeyCorp Convertible Pref Series A	1,500	130,620
Legg Mason	10,000	310,300
		1,116,100

Health Care - 14.33%
Abbott Labratories	7,000	346,290
Bristol Myers Squibb	20,000	450,400
Johnson & Johnson	5,000	304,450
Medtronic	7,000	257,600
		1,358,740

Machinery and Equipment - 8.18%
General Electric	25,000	410,500
ITT	7,000	365,050
		775,550

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
September 30, 2009

Common Stocks - 69.45% Continued	Shares	Value

Services - 1.55%
Wal Mart Stores	3,000	147,270
		147,270

Technology - 16.19%
Cisco Systems (a)	15,000	353,100
EMC (a)	20,000	340,800
International Business Machines	4,000	478,440
Thermo Fisher Scientific (a)	3,000	131,010
Xerox	30,000	232,200
		1,535,550

Total Common Stocks (Cost $8,428,385.24)		6,585,640

Investment Companies - 21.17%
Boulder Total Return	35,000	420,350
Gabelli Dividend & Income	40,000	495,600
John Hancock Bank & Thrift	22,000	310,860
Nuveen Core Equity Alpha	45,000	497,700
Reaves Utility Income	18,000	282,600
Total Investment Companies (Cost $2,047,322)		2,007,110

Money Market Securities - 6.75%
First American Government Obligations -
Class Y, 0.00% (a)	887,198	887,198

TOTAL INVESTMENTS (Cost $9,021,402) - 99.98%		$ 9,479,948

Other Assets Less Liabilities- (0.02)%		2,040

TOTAL NET ASSETS - 100.00%		$ 9,481,989

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2009.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2009

	Shares	Value
Common Stocks - 45.72%

Basic Materials -2.25%
Ferro Corp	20,000	178,000
		178,000

Entertainment & Media -8.32%
Gannett	43,000	537,930
Nevada Gold & Casino (a)	100,000	120,000
		657,930

Financial -4.33%
Alliance Bankshares Corp (a)	50,000	130,000
AmeriServ Financial	100,000	180,000
KeyCorp	5,000	32,500
		342,500

Healthcare - 4.92%
Albany Molecular Research (a)	17,000	147,220
Safeguard Scientific (a)	22,000	241,340
		388,560

Homeland Security - 2.51%
Lakeland Industries (a)	25,000	198,750
		198,750

Industrial Goods - 1.37%
Continential Materials Corp (a)	10,000	108,000
		108,000

Machinery/Equipment - 1.58%
Twin Disc	10,000	124,700
		124,700

Technology - 7.08%
Active Power (a)	120,000	103,200
Adaptec (a)	50,000	167,000
Digital Angel Corp	50,000	53,900
OPTi (a)	42,000	158,760
RAE Systems (a)	70,000	77,000
SoftBrands, Inc. (a)	40,000	-
		559,860

Telecommunications - 1.18%
Westell Technologies (a)	70,000	93,100
		93,100

Venture Capital - 2.81%
NGP Capital Resources Co.	30,600	222,156
		222,156
Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2009

	Shares	Value

Affiliated Issuers - 9.36%
Mace Security International (a) (c)	300,000	312,000
REMEC (a) (c)	450,000	427,500
Total Affiliated Issuers (Cost $864,668)		739,500

TOTAL COMMON STOCKS (Cost $2,767,829)		3,613,056

Investment Companies - 12.1%
Boulder Growth & Income	50,000	280,500
Gabelli Global Deal	10,000	148,400
John Hancock Patriot Select Dividend	20,000	195,400
Nuveen Core Equity Alpha	30,000	331,800
Total Investment Companies (Cost $792,953)		956,100

REIT Preferred Shares - 7.88%
HRPT Properties Trust	15,000	277,500
Prologis Trust G - 6.750%, Series G	17,500	345,450
Total REIT Preferred Shares (Cost $310,533)		622,950

Money Market Securities - 33.58%
First American Government Obligations -
Class Y, 0.00% (a)	2,655,052	2,655,052
		2,655,052

TOTAL INVESTMENTS (Cost $6,526,367) - 99.3%		7,847,158

Other Assets Less Liabilities 0.71%		56,357

TOTAL NET ASSETS - 100.00%		$ 7,903,515

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2009.
(c) Fund, Advisor, and other related entities own more than 5% of security.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2009

	Shares	Value
Common Stocks - 81.71%

Basic Materials - 1.46%
Insteel Industries, Inc.	2,000	23,900
Zoltek Companies, Inc. (a)	3,000	31,500
		55,400

Consumer Products & Services - 11.93%
A.T. Cross (a)	9,664	38,463
Brunswick	2,500	29,950
Callaway Golf Co.	7,500	57,075
Crocs (a)	7,500	49,875
Emerson Radio (a)	28,021	35,867
FlexSteel	3,000	25,200
Kimball International	7,500	57,225
Lo-Jack (a)	5,000	25,450
Natuzzi, S.P.A. (a)	30,036	80,196
Tandy Brands Accessories	2,528	8,595
Tasty Baking	7,000	45,920
		453,816

Corporate Services - 2.52%
Frozen Food Express	10,925	32,010
Optimal Group (a)	6,196	19,179
RCM Technologies (a)	20,000	44,800
		95,989

Energy - 0.91%
Callon Petroleum (a)	10,000	18,300
Meridian Resource (a)	40,000	16,400
		34,700

Entertainment & Media - 1.05%
4 Kids Entertainment (a)	23,700	39,816

Finance - 2.54%
Boston Private Financial Holdings Inc.	5,000	32,350
Citizens Republic Bancorp	15,000	11,400
LNB Bancorp	2,800	18,732
MVC Capital Inc.	3,000	26,340
		88,822

Healthcare - 15.53%
Albany Molecular Research (a)	7,000	60,620
Candela (a)	40,000	132,000
Digirad (a)	20,000	57,000
Invacare Corp.	1,500	33,420
Lakeland Industries (a)	4,500	35,775
LCA-Vision	5,000	35,050
Lannett (a)	6,895	51,575
QLT (a)	7,500	27,750
Osteotech (a)	14,977	66,648
Theragenics (a)	56,773	90,837
		590,674

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
September 30, 2009

Common Stocks - 81.71% Continued	Shares	Value

Machinery & Equipment - 6.89%
Deswell (a)	22,500	86,625
Lawson Products	202	3,517
Lydall (a)	17,500	92,050
Material Sciences (a)	25,000	48,750
Twin Disc	2,500	31,175
		262,117

Technology - 34.66%
Adaptec (a)	35,000	116,900
Amtech Systems (a)	10,000	53,000
AuthenTec, Inc (a)	35,000	98,000
Axcelis Technologies (a)	60,000	72,000
AXT Inc. (a)	30,000	57,600
Bluephoenix Solutions (a)	30,000	113,700
BTU International, Inc. (a)	7,000	42,980
Cobra Electronics	35,000	56,700
Cogent (a)	2,500	25,250
EF Johnson Technologies (a)	50,000	67,000
Frequency Electronics (a)	13,048	60,412
GSI Group (a)	30,000	22,500
IGO (a)	26,400	28,776
Kopin (a)	10,000	48,000
Leadis Technology (a)	33,812	34,488
OSI Systems (a)	3,500	64,015
Sillicon Graphics International (a)	20,000	134,200
Sillicon Image (a)	15,000	36,450
Symyx Technologies	3,000	19,860
Trident Microsystems (a)	40,000	103,600
Trio-Tech International (a)	12,422	32,918
Vicon Industries (a)	5,050	30,048
		1,318,397

Telecommunications - 3.02%
Radvision (a)	9,968	88,316
Westell Technologies (a)	20,000	26,600
		114,916

Transportation - 0.85%
Euroseas	7,500	32,250
		32,250

Affiliated Issuers - 0.55%
Mace Security International (a) (c) (d)	20,000	20,800
		20,800

TOTAL COMMON STOCKS (Cost $2,644,483)		3,107,698

Money Market Securities - 18.81%
First American Government Obligations -	715,456	715,456
Class Y, 0.00% (b)

TOTAL INVESTMENTS (Cost $3,359,939) - 100.53%		$ 3,823,154

Liabilities in Excess of Other Assets- -0.52%		(19,611)

TOTAL NET ASSETS - 100.00%		$ 3,803,543

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2009.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.

* Security Valuation Note

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Ancora Income Fund                                        Investments                  Other Financial

Valuation Inputs:                                                    In Securities                     Instruments

Level 1 – Quoted Prices                                     $17,688,842                      $            -

Level 2 – Significant Other Observable Inputs                    -                                 -

Level 3 – Significant Unobservable Inputs                           -                                   -

Total                                                                      $17,688,842                      $             -

Ancora Equity Fund                                         Investments                  Other Financial

Valuation Inputs:                                                   In Securities                     Instruments

Level 1 – Quoted Prices                                      $ 9,479,948                      $             -

Level 2 – Significant Other Observable Inputs                   -                                   -

Level 3 – Significant Unobservable Inputs                          -                                    -

Total                                                                        $9,479,948                      $             -

Ancora Special Opportunity Fund                     Investments                  Other Financial

Valuation Inputs:                                                   In Securities                     Instruments

Level 1 – Quoted Prices                                      $ 7,847,158                     $               -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                       -

Total                                                                       $ 7,847,158                     $               -

Ancora MicroCap Fund

               Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                     $ 3,823,154                      $               -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                      -

Total                                                                       $ 3,823,154                     $               -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: October 13, 2009